14 FINANCIAL INSTRUMENTS: Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Assets, Carrying Value	$ 1,594,429	$ 386,630
Assets, Fair Value	1,594,429	386,630
Liabilities, Carrying Value	0	0
Liabilities, Fair Value	0	0
Carrying Value	1,594,429	386,630
Fair Value	$ 1,594,429	$ 386,630